Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
Disclosure of components of goodwill and intangible assets

	2023	2022¹
	$m	$m
Goodwill	4,323	4,156
Other intangible assets[2]	8,164	7,263
At 31 Dec	12,487	11,419
1From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated
accordingly.
2Included within other intangible assets is internally generated software with a net carrying amount of $6,895m (2022: $6,166m). During the year, capitalisation of internally generated software was $2,306m (2022: $2,663m), reversal of impairment was $285m (2022: impairment of $125m) and amortisation was $1,877m (2022: $1,447m).

Disclosure of reconciliation of changes in intangible assets and goodwill

Movement analysis of goodwill
	2023	2022
	$m	$m
Gross amount
At 1 Jan	18,965	22,215
Exchange differences	523	(776)
Reclassified to held for sale and additions[1]	73	(2,485)
Other	(1)	11
At 31 Dec	19,560	18,965
Accumulated impairment losses
At 1 Jan	(14,809)	(17,182)
Exchange differences	(428)	482
Reclassified to held for sale[1]	—	1,891
At 31 Dec	(15,237)	(14,809)
Net carrying amount at 31 Dec	4,323	4,156
1Includes goodwill allocated to disposal groups as a result of the sales of our retail banking operations in France and branch operations in Greece, and planned sale of our banking business in Canada, offset by goodwill arising from the acquisition of L&T Investment Management Limited. For further details, see Note 23.

Disclosure of key assumption in value in use calculation

Key assumptions in VIU calculation – significant CGUs at 1 October 2023
	Carrying amount at 1 Oct 2023	of which goodwill	Value in use at 1 Oct 2023	Discount rate	Growth rate beyond initial cash flow	Carrying amount at 1 Oct 2022	of which goodwill	Value in use at 1 Oct 2022	Discount rate	Growth rate beyond initial cash flow projections
	$m	$m	$m	%	%	$m	$m	$m	%	%
HSBC UK Bank plc – WPB[1]	11,167	2,597	27,933	10.4	2.0	N/A	N/A	N/A	N/A	N/A
Europe – WPB[1]	N/A	N/A	N/A	N/A	N/A	15,215	2,643	46,596	9.9	2.0
1  Following change in the Reporting Framework the Group’s CGUs are main legal entities subdivided by global business effective 1 January 2023.